Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
DEBT

NOTE 8 – DEBT

Long-term debt

	Due Date	2011	2010	2009
3.125% Senior Notes	2014	$499,867	$499,822	$499,777
7.375% Debentures	2027	129,056	129,053	129,050
7.45% Debentures	2097	3,500	3,500	139,473
2.00% to 14.50% Promissory Notes	Through 2023	6,808	15,951	14,370

		$639,231	$648,326	$782,670

Maturities of long-term debt are as follows for the next five years: $7,823 in 2012; $3,649 in 2013; $500,914 in 2014; $803 in 2015 and $155 in 2016. Interest expense on long-term debt was $31,883, $64,442 and $30,984 for 2011, 2010 and 2009, respectively.

Among other restrictions, the Company’s Notes, Debentures and revolving credit agreement contain certain covenants relating to liens, ratings changes, merger and sale of assets, consolidated leverage and change of control as defined in the agreements. In the event of default under any one of these arrangements, acceleration of the maturity of any one or more of these borrowings may result. The Company was in compliance with all covenants for all years presented.

During 2010, the Company repurchased $136.5 million of its publicly traded 7.45% debentures due 2097. Costs related to the repurchase increased interest expense by $24,165.

On December 16, 2009, the Company issued $500,000 of debt securities consisting of 3.125% senior notes, due December 15, 2014. The debt securities are covered under a shelf registration filed with the Securities and Exchange Commission (SEC) on December 16, 2009.

Short-term borrowings. At December 31, 2011 and 2010, borrowings outstanding under the domestic commercial paper program totaled $264,902 and $173,490, respectively, and were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 0.2% at December 31, 2011 and 2010. Borrowings outstanding under various foreign programs of $81,375, $215,102 and $22,674 at December 31, 2011, 2010 and 2009, respectively, were included in Short-term borrowings. The weighted-average interest rate related to these borrowings was 4.9%, 2.9% and 8.8% at December 31, 2011, 2010 and 2009, respectively.

On July 19, 2010, Sherwin-Williams Luxembourg S.à r.l., a wholly-owned subsidiary of the Company, entered into a €200,000 (Euro) credit facility. On December 28, 2010, the Company reduced the aggregate amount of this credit facility to €150,000 (Euro). During 2011, the aggregate amount of this credit facility was further reduced to €97,000 (Euro). On July 19, 2010, Sherwin-Williams Canada Inc., a wholly-owned subsidiary of the Company, entered into a CAD 75,000 credit facility. The credit facilities are being used for general corporate purposes, including refinancing indebted-ness and for acquisitions.

On May 23, 2006, the Company entered into a five-year credit agreement, which was amended on July 24, 2006. This credit agreement gave the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $250,000. The credit agreement matured on June 20, 2011 and was not renewed. On April 26, 2007 and August 28, 2007, the company entered into two additional five-year credit agreements, which were later amended on September 17, 2007 and September 25, 2007. These additional credit agreements give the Company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit up to an aggregate availability of $500,000. On January 30, 2012, the Company entered into a five-year credit agreement, which was amended on February 13, 2012. This credit agreement gives the company the right to borrow and to obtain the issuance, renewal, extension and increase of a letter of credit of up to an aggregate availability of $300 million. At December 31, 2011, 2010 and 2009, there were no borrowings outstanding under any of these credit agreements.

The Company uses a revolving credit agreement primarily to satisfy its commercial paper program’s dollar for dollar liquidity requirement. At December 31, 2009, the Company had an $845,000 senior unsecured revolving credit agreement scheduled to expire on July 20, 2010. On January 8, 2010, the Company terminated the existing $845,000 five-year senior unsecured revolving credit agreement and entered into a new $500,000 three-year senior unsecured revolving credit agreement. On July 8, 2011, the Company entered into a new five-year $1.050 billion credit agreement, which replaced the existing three-year $500,000 credit agreement. The new credit agreement allows the Company to extend the maturity of the facility with two one-year extension options and to increase the aggregate amount of the facility to $1.3 billion, both of which are subject to the discretion of each lender.